CNV General Ruling N 62914 Storage of documentation	12 Months Ended
Jun. 30, 2023
CNV General Ruling N 62914 Storage of documentation
38. CNV General Ruling N 629/14 - Storage of documentation

37. CNV General Ruling N° 629/14 - Storage of documentation

On August 14, 2014, the CNV issued General Resolution N° 629 whereby it introduced amendments to rules related to storage and conservation of corporate books, accounting books and commercial documentation. In this sense, it should be noted that the Group has entrusted the storage of certain non-sensitive and old information to the following providers:

Documentation storage provider	Home location
Bank S.A.	Gral. Rivas 401, Avellaneda, Prov. de Buenos Aires
Ruta Panamericana Km 37,5, Garín, Prov. de Buenos Aires
Av. Fleming 2190, Munro, Prov. de Buenos Aires
Carlos Pellegrini 1401, Avellaneda, Prov. de Buenos Aires
Iron Mountain Argentina S.A.	Av. Amancio Alcorta 2482, C.A.B.A.
Pedro de Mendoza 2143, C.A.B.A.
Saraza 6135, C.A.B.A.
Azara 1245, C.A.B.A.
Polígono industrial Spegazzini, Autopista Ezeiza Km 45, Cañuelas, Prov. de Buenos Aires
Cañada de Gomez 3825, C.A.B.A

A detailed list of all documentation held in custody by providers, as well as documentation required in section 5 a.3) of section I, Chapter V, Title II of the RULES (2013 as amended) are available at the registered office.

On February 5, 2014, an incident of public knowledge occurred in the warehouses of Iron Mountain S.A., which is the Group's supplier and where the Group had sent documentation. According to the internal survey carried out by the Group, duly informed to the CNV on February 12, 2014, it does not appear that the information deposited in the premises in question is sensitive information or that it could affect its normal performance.